Related parties (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2019	May 22, 2019	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Nov. 27, 2018
Non-controlling ownership interest [Abstract]
Ownership interest	44.20%
Details of Balances [Abstract]
Total non-current payables with related parties				$ 15,504		$ 15,504		$ 33,675
Transactions With Related Party [Abstract]
Financial income						2,853	$ 36,603
Financial expenses						$ (310,233)	$ (306,340)
Algonquin [Member]
Non-controlling ownership interest [Abstract]
Additional ownership interests acquired									16.47%
Ownership interest		42.27%	25.00%			44.20%
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties				10,045		$ 10,045		5,328
Total non-current receivables with related parties				21,342		21,342		0
Total current payables with related parties				19,749		19,749		19,352
Total non-current payables with related parties				15,504		15,504		33,675
Related Parties [Member] | Trade and other payables [Member]
Details of Balances [Abstract]
Total current payables with related parties				19,749		19,749		19,352
Related Parties [Member] | Credit payables [Member]
Details of Balances [Abstract]
Total non-current payables with related parties				15,504		15,504		33,675
Related Parties [Member] | Credit receivables [member]
Details of Balances [Abstract]
Total current receivables with related parties				10,045		10,045		5,328
Total non-current receivables with related parties				21,342		$ 21,342		$ 0
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services received				0	$ (82,506)
Financial income				391	3,062
Financial expenses				$ (150)	$ (1,042)